STOCKHOLDERS’ EQUITY (Details Narrative) - shares			12 Months Ended
		Jul. 02, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Voting Rights			1,000 shares of common stock
Convertible preferred stock, shares outstanding			300,000	300,000
Convertible preferred stock, shares issued			300,000	300,000
Preferred stock shares authorised			500,000
Stock Issued During Period, Shares, New Issues	[1]
Common stock, shares, issued			218,246,326	63,109,055
Common stock, shares, outstanding			218,246,326	63,109,055
Common stock, shares authorized			10,000,000,000
Shares, Issued			10,482,659
Tanooma Ltd [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage			74.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			1,500
Series A Preferred Stock [Member] | Boris Molchadsky [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		225,000

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.